UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     July 25, 2008

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   75

FORM 13F INFORMATION TABLE VALUE TOTAL:   $112,730,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108      361     8915 SH       SOLE                      695              8220
AFLAC INC COM                  COM              001055102      467     7430 SH       SOLE                      590              6840
ALCOA INC                      COM              013817101     3149    88397 SH       SOLE                    88397
AMPHENOL CORP NEW CL A         COM              032095101      366     8145 SH       SOLE                      645              7500
ARCHER-DANIELS-MIDLAND         COM              039483102     2995    88750 SH       SOLE                    88750
AT&T INC                       COM              00206R102     3539   105050 SH       SOLE                    91840             13210
BARD (C.R.)                    COM              067383109      344     3910 SH       SOLE                      310              3600
CATERPILLAR INC                COM              149123101     3912    52990 SH       SOLE                    52990
CHEVRON CORP                   COM              166764100     4500    45395 SH       SOLE                    45395
COCA-COLA                      COM              191216100      502     9650 SH       SOLE                      740              8910
CONOCOPHILLIPS                 COM              20825C104     4581    48529 SH       SOLE                    48529
CONSOLIDATED EDISON COM        COM              209115104     2999    76725 SH       SOLE                    76725
CUMMINS INC COM                COM              231021106      328     5000 SH       SOLE                      400              4600
DISNEY (WALT)                  COM              254687106      485    15560 SH       SOLE                     1160             14400
DOW CHEMICAL                   COM              260543103     2337    66935 SH       SOLE                    66935
DU PONT E I DE NEMOURS COM     COM              263534109      391     9120 SH       SOLE                      720              8400
EMERSON ELECTRIC               COM              291011104     3111    62920 SH       SOLE                    62920
EXXON MOBIL CORP               COM              30231G102     5692    64584 SH       SOLE                    64584
FLUOR CORP NEW COM             COM              343412102      583     3135 SH       SOLE                      245              2890
FORD MOTOR COMPANY             COM              345370860       48    10055 SH       SOLE                    10055
GENERAL ELECTRIC               COM              369604103     2426    90882 SH       SOLE                    90882
HOME DEPOT, INC.               COM              437076102     1963    83815 SH       SOLE                    83815
HUDSON CITY BANCORP COM        COM              443683107      329    19745 SH       SOLE                     1565             18180
INTEL CORP                     COM              458140100     2442   113689 SH       SOLE                   113689
INTERNATIONAL BUS MACH COM     COM              459200101     4255    35895 SH       SOLE                    33025              2870
INTL PAPER CO COM              COM              460146103      345    14825 SH       SOLE                     1150             13675
JOHNSON & JOHNSON              COM              478160104     3036    47188 SH       SOLE                    47188
JPMORGAN CHASE & CO            COM              46625H100     2411    70260 SH       SOLE                    70260
KIMBERLY CLARK                 COM              494368103     2658    44470 SH       SOLE                    44470
LINCOLN NATIONAL               COM              534187109     2847    62810 SH       SOLE                    62810
MCGRAW-HILL                    COM              580645109     2652    66095 SH       SOLE                    66095
MERCK & CO INC COM             COM              589331107      316     8375 SH       SOLE                      645              7730
MICROSOFT CORP COM             COM              594918104      445    16175 SH       SOLE                     1265             14910
MONSANTO CO NEW COM            COM              61166W101      217     1715 SH       SOLE                      135              1580
NATIONAL FUEL GAS              COM              636180101     4214    70850 SH       SOLE                    70850
NEWS CORP CL B                 COM              65248E203      346    22535 SH       SOLE                     1715             20820
NIKE INC 'B'                   COM              654106103      288     4825 SH       SOLE                      425              4400
NORDSTROM                      COM              655664100     2415    79710 SH       SOLE                    79710
NORFOLK SOUTHERN CORP COM      COM              655844108      296     4725 SH       SOLE                     4725
NUCOR CORP COM                 COM              670346105      438     5865 SH       SOLE                      465              5400
ORACLE                         COM              68389X105      557    26500 SH       SOLE                     2050             24450
OWENS ILL INC COM NEW          COM              690768403      256     6130 SH       SOLE                      500              5630
PEPSI BOTTLING GROUP COM       COM              713409100      334    11960 SH       SOLE                     1030             10930
PEPSICO INC                    COM              713448108     3152    49570 SH       SOLE                    49570
PFIZER INC                     COM              717081103     2295   131377 SH       SOLE                   131377
PITNEY BOWES                   COM              724479100     1898    55670 SH       SOLE                    55670
PNC FINL SVCS GROUP COM        COM              693475105      397     6960 SH       SOLE                     6960
PRECISION CASTPARTS CP COM     COM              740189105      383     3975 SH       SOLE                      365              3610
PROCTER & GAMBLE               COM              742718109     2890    47525 SH       SOLE                    47525
PUBLIC SVC ENTERPRISE COM      COM              744573106      454     9890 SH       SOLE                     9890
RAYTHEON CO COM NEW            COM              755111507      380     6745 SH       SOLE                      535              6210
SANMINA SCI CORP COM           COM              800907107       32    24875 SH       SOLE                    24875
SCHLUMBERGER LTD COM           COM              806857108      542     5045 SH       SOLE                      395              4650
SCHWAB CHARLES CP NEW COM      COM              808513105      399    19410 SH       SOLE                     1520             17890
ST JUDE MED INC COM            COM              790849103      377     9230 SH       SOLE                      730              8500
STRYKER CORP COM               COM              863667101      440     6995 SH       SOLE                      675              6320
SYSCO CORP                     COM              871829107     2466    89645 SH       SOLE                    89645
TENET HEALTHCARE CORP COM      COM              88033G100       82    14780 SH       SOLE                    14780
UNISYS CORP                    COM              909214108       47    11885 SH       SOLE                    11885
UNITED TECHNOLOGIES            COM              913017109     3125    50650 SH       SOLE                    50650
US BANCORP                     COM              902973304     2616    93802 SH       SOLE                    93802
VERIZON COMMUNICATIONS INC     COM              92343V104     2686    75866 SH       SOLE                    75866
VULCAN MATLS CO COM            COM              929160109     2889    48325 SH       SOLE                    48325
WAL-MART STORES                COM              931142103      407     7240 SH       SOLE                      440              6800
WEATHERFORD INT'L              COM              G95089101      384     7740 SH       SOLE                      600              7140
WELLS FARGO                    COM              949746101     2268    95505 SH       SOLE                    95505
WEYERHAEUSER CORP              COM              962166104     2159    42225 SH       SOLE                    42225
WILLIAMS COS INC DEL COM       COM              969457100      472    11700 SH       SOLE                      900             10800
WYETH COM                      COM              983024100      641    13370 SH       SOLE                    13370
ALCATEL-LUCENT SPONSORED ADR   ADR              013904305       75    12465 SH       SOLE                    12465
ALCON INC COM SHS              ADR              H01301102      527     3240 SH       SOLE                      250              2990
BHP BILLITON LTD SPONSORED ADR ADR              088606108      382     4485 SH       SOLE                      355              4130
MATSUSHITA ELEC INDL ADR       ADR              576879209      449    20950 SH       SOLE                     1670             19280
TELEFONICA S A SPONSORED ADR   ADR              879382208      336     4225 SH       SOLE                      335              3890
VANGUARD INDEX FDS 500 PORTFOL                  922908108      905 7681.6140SH       SOLE                7681.6140
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